FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS
Schedule of financial assets measured at fair value level on recurring basis

	Fair value as at June 30, 2026
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalent	$38,565,329	$—	$—	$38,565,329

	Fair value as at June 30, 2025
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalent	$16,839,959	$—	$—	$16,839,959
Equity investments	54,020	—	—	54,020

Schedule of remaining contractual maturities of financial liabilities

	June 30, 2026		June 30, 2025
	Due within a year	Total	Total
Accounts payable and accrued liabilities	$936,142	$936,142	$835,763
Due to a related party	189,655	189,655	91,687
	$1,125,797	$1,125,797	$927,450

Schedule of currency risk affect net income

Financial assets denominated in foreign currencies other than relevant functional currency	June 30, 2026	June 30, 2025
United States dollars	$626,576	$650,984
Bolivianos	1,728,490	1,024,674
Total	$2,355,066	$1,675,658

Financial liabilities denominated in foreign currencies other than relevant functional currency
United States dollars	$220,948	$133,275
Bolivianos	465,379	459,472
Total	$686,327	$592,747